INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2012
Income Tax Tables [Abstract]
Summary Of Income Tax Expense Benefit [Table Text Block]
	2012	2011	2010

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(4)	$39	$(24)
Deferred (expense) benefit	(2)	(38)	35
Total	$(6)	$1	$11

Schedule Of Components Of Income Tax Expense Benefit [Table Text Block]
	2012	2011	2010

	(In Millions)

Tax at statutory rate	$(15)	$(26)	$10
Dividends received deduction	2	2	1
Tax settlement	9	7	0
Valuation allowance	0	19	0
Other	(2)	(1)	0
Income Tax (Expense) Benefit	$(6)	$1	$11

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]
	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Reserves and reinsurance	$0	$21	$0	$37
DAC	0	46	0	26
VOBA	0	34	0	34
Investments	0	25	0	6
Goodwill and other intangible assets	0	9	0	7
NOL and Credits	0	0	6	0
Other	8	0	0	6
Total	$8	$135	$6	$116

Unrecognized Tax Benefits Reconciliation [Table Text Block]
	2012	2011	2010

	(In Millions)

Balance, beginning of year	$17	$16	$15
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	(2)	0	0
Settlements with tax authorities	(12)	0	0
Balance, End of Year	$4	$17	$16